EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
EQUITY

Authorized Capital Stock

The Company has authorized 6,010,000,000 shares of capital stock, of which 6,000,000,000 are shares of voting common stock, par value $0.0001 per share, and 10,000,000 are shares of preferred stock, par value $0.0001 per share. On October 24, 2017 the Company filed a Certificate of Amendment of Certificate of Incorporation with the Secretary of State of the State of Delaware to increase the authorized shares of common stock from 3,000,000,000 to 6,000,000,000 shares.

Non-Voting Preferred Stock

Under the terms of our articles of incorporation, the Company’s board of directors is authorized to issue shares of non-voting preferred stock in one or more series without stockholder approval. The Company’s board of directors has the discretion to determine the rights, preferences, privileges and restrictions, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of non-voting preferred stock.

The purpose of authorizing the Company’s board of directors to issue non-voting preferred stock and determine the Company’s rights and preferences is to eliminate delays associated with a stockholder vote on specific issuances. The issuance of non-voting preferred stock, while providing flexibility in connection with possible acquisitions, future financings and other corporate purposes, could have the effect of making it more difficult for a third party to acquire, or could discourage a third party from seeking to acquire, a majority of our outstanding voting stock. Other than the Series B and C Preferred Stock discussed below, there are no shares of non-voting preferred stock presently outstanding and we have no present plans to issue any shares of preferred stock.

Common Stock

Unless otherwise indicated, all of the following sales or issuances of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, except as noted below). All of the shares issued were issued in transactions not involving a public offering, are considered to be restricted stock as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

The Company has compensated consultants and service providers with restricted common stock during the development of our business and when our capital resources were not adequate to provide payment in cash.

During the six months ended June 30, 2019, the Company had the following sales of unregistered equity securities to accredited investors unless otherwise indicated:

During the six months ended June 30, 2019, the Company issued 22,183,471 shares to suppliers for services provided. The Company valued the shares at $174,435 per share or $0.0079.

During the six months ended June 30, 2019, Chicago Venture and Iliad converted principal and accrued interest of $745,000 into 171,017,865 shares of our common stock at a per share conversion price of $.0044 with a fair value of $1,293,341. The Company recognized $582,246 loss on debt conversions during the six months ended June 30, 2019.

On February 15, 2019, the Company entered into a Termination of Existing Agreements and Release with CANX USA, LLC, a Nevada limited liability company. Pursuant to the Agreement, the Parties agreed to terminate, release and discharge all existing and further rights and obligations between the Parties under, arising out of, or in any way related to that certain Waiver and Modification Agreement and Amended and Restated Joint Venture Agreement made as of July 10, 2014, and any ancillary agreements or instruments thereto, including, but not limited to, the Warrants issued to CANX entitling CANX to purchase 540,000,000 shares of the Company’s common stock at an exercise price of $0.033.

In exchange for the Agreement and cancellation of the CANX Agreements and Warrants, the Company agreed to issue $1,000,000 of restricted common stock priced at the February 7, 2019 closing price of $0.008, or 125,000,000 restricted common stock shares The Company recorded a loss on settlement of $986,363.

On May 2, 2019, the Company issued 3,916,667 shares valued at $0.006 to a former employee related to a cashless stock option exercise. We cancelled a stock option grant for 15,083,333 shares issued at $0.006.

Warrants

The Company had the following warrant activity during the six months ended June 30, 2019:

On February 15, 2019, the Company entered into a Termination of Existing Agreements and Release with CANX USA, LLC, a Nevada limited liability company. Pursuant to the Agreement, the Parties agreed to terminate, release and discharge all existing and further rights and obligations between the Parties under, arising out of, or in any way related to that certain Waiver and Modification Agreement and Amended and Restated Joint Venture Agreement made as of July 10, 2014, and any ancillary agreements or instruments thereto, including, but not limited to, the Warrants issued to CANX entitling CANX to purchase 540,000,000 shares of the Company’s common stock at an exercise price of $0.033.

In exchange for the Agreement and cancellation of the CANX Agreements and Warrants, the Company agreed to issue $1,000,000 of restricted common stock priced at the February 7, 2019 closing price of $0.008, or 125,000,000 restricted common stock shares.

A summary of the warrants issued as of June 30, 2019 is as follows:

	June 30, 2019
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	902,825,146	$0.029
Issued	-	-
Exercised	-	-
Forfeited	(540,000,000)	(0.033)
Expired	-	-
Outstanding at end of period	362,825,146	$0.023
Exercisable at end of period	362,825,146

A summary of the status of the warrants outstanding as of June 30, 2019 is presented below:

June 30, 2019
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exercisable	Price
-	-	$-	-	$-
55,000,000	7.16	0.010	55,000,000	0.010
48,000,000	5.25	0.012	16,000,000	0.012
48,687,862	3.58	0.050	48,687,862	0.050
211,137,284	2.32	0.021	211,137,284	0.021
362,825,146	3.30	$0.023	330,825,146	$0.023

Warrants had no intrinsic value as of June 30, 2019.

The warrants were valued using the following assumptions:

0%
1-5 Years
70-200%
0.78-2.6%

Authorized Capital Stock

The Company has authorized 6,010,000,000 shares of capital stock, of which 6,000,000,000 are shares of voting common stock, par value $0.0001 per share, and 10,000,000 are shares of preferred stock, par value $0.0001 per share. On October 24, 2017 the Company filed a Certificate of Amendment of Certificate of Incorporation with the Secretary of State of the State of Delaware to increase the authorized shares of common stock from 3,000,000,000 to 6,000,000,000 shares.

Non-Voting Preferred Stock

Under the terms of our articles of incorporation, the Company’s board of directors is authorized to issue shares of non-voting preferred stock in one or more series without stockholder approval. The Company’s board of directors has the discretion to determine the rights, preferences, privileges and restrictions, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of non-voting preferred stock.

The purpose of authorizing the Company’s board of directors to issue non-voting preferred stock and determine the Company’s rights and preferences is to eliminate delays associated with a stockholder vote on specific issuances. The issuance of non-voting preferred stock, while providing flexibility in connection with possible acquisitions, future financings and other corporate purposes, could have the effect of making it more difficult for a third party to acquire, or could discourage a third party from seeking to acquire, a majority of our outstanding voting stock. Other than the Series B and C Preferred Stock discussed below, there are no shares of non-voting preferred stock presently outstanding and we have no present plans to issue any shares of preferred stock.

Common Stock

Unless otherwise indicated, all of the following sales or issuances of Company securities were conducted under the exemption from registration as provided under Section 4(2) of the Securities Act of 1933 (and also qualified for exemption under 4(5), formerly 4(6) of the Securities Act of 1933, except as noted below). All of the shares issued were issued in transactions not involving a public offering, are considered to be restricted stock as defined in Rule 144 promulgated under the Securities Act of 1933 and stock certificates issued with respect thereto bear legends to that effect.

The Company has compensated consultants and service providers with restricted common stock during the development of our business and when our capital resources were not adequate to provide payment in cash.

During the year ended December 31, 2018, the Company had had the following sales of unregistered of equity securities to accredited investors unless otherwise indicated:

On February 7, 2018, the Company issued 7,660,274 shares to three directors. The shares were valued at the fair market price of $0.020 per share or $153,205. The shares were issued for annual director service to the Company.

On February 12, 2018, the Company received a Notice of Conversion from Forglen LLC converting principal and interest of $321,945 owed under that certain 7% Convertible Note as amended June 19, 2014 into 127,000,000 shares of the Company’s common stock with a fair value of $2,235,200.

On March 13, 2018, the Company, received a Notice of Conversion from Logic Works LLC converting principal and interest of $41,690 owed under that a 6% Convertible Note into 16,445,609 shares of our common stock with a fair value of $248,329. As of March 13, 2018, the outstanding balance on the Convertible Note was $0.

During the year ended December 31, 2018, the Company issued 2,400,000 shares of its common stock to a service provider pursuant to conversions of debt totaling $33,000. The shares were valued at the fair market price of $0.0138 per share.

During the year ended December 31, 2018, the Company issued 6,250,000 shares of its common stock to a service provider and a former director related to services. The shares were valued at the fair market price of $0.0104 per share or $65,000.

During the year ended December 31, 2018, Chicago Venture converted principal and interest of $3,104,181 into 525,587,387 shares of our common stock at a per share conversion price of $0.0059 with a fair value of $7,756,330. The Company recognized $6,565,415 loss on debt conversions during the year ended December 31, 2018.

During the year ended December 31, 2018, an employee exercised a stock option grant for 1,000,000 shares at $0.006 or $6,000.

Securities Purchase Agreements with St. George Investments, LLC

On February 9, 2018, the Company executed the following agreements with St. George Investments LLC, a Utah limited liability company: (i) Securities Purchase Agreement; and (ii) Warrant to Purchase Shares of Common Stock. The Company entered into the St. George Agreements with the intent to acquire working capital to grow the Company’s businesses.

Pursuant to the St. George Agreements, the Company agreed to sell and to issue to St. George for an aggregate purchase price of $1,000,000: (a) 48,687,862 Shares of newly issued restricted Common Stock of the Company; and (b) the Warrant. St. George has paid the entire Purchase Price for the Securities.

The Warrant is exercisable for a period of five (5) years from the Closing, for the purchase of up to 48,687,862 shares of the Company’s Common Stock at an exercise price of $0.05 per share of Common Stock. The Warrant is subject to a cashless exercise option at the election of St. George and other adjustments as detailed in the Warrant.

On March 20, 2018, the Company entered into and closed on a Common Stock Purchase Agreement with St. George Investments, LLC, a Utah limited liability company. The Company issued St. George 6,410,256 shares of newly issued restricted Common Stock of the Company at a purchase price of $0.0156 per share.

On April 26, 2018, the Company entered into and closed on a Common Stock Purchase Agreement with St. George Investments, LLC, Pursuant to the St. George Agreements, the Company sold and agreed to issue to St. George 4,950,495 shares of newly issued restricted Common Stock of the Company at a purchase price of $0.0202 per share.

On May 25, 2018, the Company entered into and closed on a Common Stock Purchase Agreement with St. George Investments, LLC, Pursuant to the St. George Agreements, the Company sold and agreed to issue to St. George 5,128,205 shares of newly issued restricted Common Stock of the Company at a purchase price of $0.0195 per share.

On October 15, 2018, the Company closed the Purchase and Sale Agreement with EZ-Clone and issued 107,307,692 restricted shares of our common stock at a price of $0.013 per share or $1,395,000.

On November 30, 2018, the Company closed its Rights Offering. We received $2,533,648 under the Rights Offering and issued 211,137,293 shares of common stock at $0.012 per share.

During the year ended December 31, 2017, the Company had had the following sales of unregistered of equity securities to accredited investors unless otherwise indicated:

On February 28, 2017, Logic Works converted principal and interest of $291,044 into 82,640,392 shares of the Company’s common stock at a per share conversion price of $0.004.

During the year ended December 31, 2017, five vendors converted debt of $559,408 into 64,869,517 shares of the Company’s common stock at the fair market price of $0.0086 per share.

During the year ended December 31, 2017, four directors were issued 10,000,000 shares of the Company’s common stock at the fair market price of $0.0076 per share for 2017 director services.

During the year ended December 31, 2017, Chicago Venture converted principal and accrued interest of $2,688,000 into 554,044,030 shares of the Company’s common stock at a per share conversion price of $0.0049.

Warrants

The Company issued the following warrants during the year ended December 31, 2018:

On February 9, 2018, the Company executed the following agreements with St. George Investments LLC and issued a warrant to purchase of up to 48,687,862 shares of the Company’s Common Stock at an exercise price of $0.05 per share. The Warrant is subject to a cashless exercise option at the election of St. George and other adjustments as repricing as detailed in the Warrant.

On October 15, 2018, Mr. Hegyi received Warrants to purchase up to 48,000,000 shares of our common stock at an exercise price of $0.012 per share and which vest on October 15, 2018, 2019 and 2020. The Warrants are exercisable for 5 years. The warrant that vested on October 15, 2018 was valued at $96,000 and we recorded this amount compensation expense for the year ended December 31, 2018.

The Warrant is exercisable for a period of five (5) years from the Closing, for the purchase of up to $387,500 shares of our Common Stock at the market price as of the date of exercise as defined in the agreements. The Warrant is subject to a cashless exercise option at the election of Iliad and other adjustments as detailed in the Warrant. The fair value of the warrant is $118,615 at December 31, 2018.

On November 30, 2018, the Company closed its Rights Offering. The Company received $2,533,648 under the Rights Offering and issued 211,137,293 shares of common stock at $0.012 per share. The Company also issued five year warrants to acquire 105,568,642 shares of common stock exercisable at $.018 and five year warrants to acquire 105,568,642 shares of common stock exercisable $.024 per share.

On February 15, 2019, the Company entered into a Termination of Existing Agreements and Release with CANX USA, LLC, a Nevada limited liability company. Pursuant to the Agreement, the Parties agreed to terminate, release and discharge all existing and further rights and obligations between the Parties under, arising out of, or in any way related to that certain Waiver and Modification Agreement and Amended and Restated Joint Venture Agreement made as of July 10, 2014, and any ancillary agreements or instruments thereto, including, but not limited to, the Warrants issued to CANX entitling CANX to purchase 540,000,000 shares of the Company’s common stock at an exercise price of $0.033.

In exchange for the Agreement and cancellation of the CANX Agreements and Warrants, the Company agreed to issue $1,000,000 of restricted common stock priced at the February 7, 2019 closing price of $0.008, or 125,000,000 restricted common stock shares.

A summary of the warrants issued as of December 31, 2018 is as follows:

	December 31, 2018
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	595,000,000	$0.029
Issued	307,825,146	0.025
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at end of period	902,825,146	$0.029
Exerciseable at end of period	902,825,146

A summary of the status of the warrants outstanding as of December 31, 2018 is presented below:

December 31, 2018
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life	Price	Exerciseable	Price
540,000,000	0.33	$0.033	540,000,000	$0.033
55,000,000	7.67	0.010	55,000,000	0.010
48,000,000	5.75	0.012	16,000,000	0.012
48,687,862	4.08	0.050	48,687,862	0.050
211,137,284	2.92	0.021	211,137,284	0.021
902,825,146	1.44	$0.029	870,825,146	0.029

Warrants had no intrinsic value as of December 31, 2018.

The warrants were valued using the following assumptions:

Assumptions
Dividend yield	0%
Expected life	5 Years
Expected volatility	200%
Risk free interest rate	0.78%